SHARE-BASED COMPENSATION - Stock Based Compensation (Details) $ in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USN ($)	Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 97	$ 75	$ 195	$ 6,095	$ 6,196	$ 6,196
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	38	24	78	2,931		2,982
Selling, general and administrative
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total	$ 59	$ 51	$ 117	$ 3,164		$ 3,214